Federated Municipal High Yield Advantage Fund
A Portfolio of Federated Municipal Securities Income Trust
CLASS A SHARES (TICKER FMOAX)
CLASS B SHARES (TICKER FMOBX)
CLASS C SHARES (TICKER FMNCX)
CLASS F SHARES (TICKER FHTFX)
___________________________________________________________________________________________________________
SUPPLEMENT TO PROSPECTUS DATED October 31, 2012
“Effective on or around June 11, 2013, the Fund will offer Institutional Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Institutional Shares.”
June 11, 2013
Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451638 (6/13)
Federated Municipal High Yield Advantage Fund
A Portfolio of Federated Municipal Securities Income Trust
CLASS A SHARES (TICKER FMOAX)
CLASS B SHARES (TICKER FMOBX)
CLASS C SHARES (TICKER FMNCX)
CLASS F SHARES (TICKER FHTFX)
___________________________________________________________________________________________________________
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED October 31, 2012
“Effective on or around June 11, 2013, the Fund will offer Institutional Shares by separate Prospectus and Statement of Additional Information. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Institutional Shares.”
June 11, 2013

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451637 (6/13)